Schedule of Investments(a)
July 31, 2026
(Unaudited)

Shares		Value
Exchange-Traded Funds–97.25%
Invesco Core Fixed Income ETF(b)	12,810,000	$315,488,523
Invesco High Yield Systematic Bond ETF(b)	6,326,148	140,312,698
Invesco MSCI EAFE Income Advantage ETF(b)(c)	1,450,000	81,446,500
Invesco QQQ Income Advantage ETF(b)	1,765,000	96,174,850
Invesco S&P 500 Equal Weight Income Advantage ETF(b)	3,738,000	201,141,780
iShares J.P. Morgan USD Emerging Markets Bond ETF(c)	144,000	13,631,040
Total Exchange-Traded Funds (Cost $817,928,042)		848,195,391
Principal Amount
U.S. Treasury Securities–1.17%
U.S. Treasury Bonds–1.17%
4.63%, 02/15/2055 (Cost $10,812,524)	$11,300,000	10,222,086
Shares
Common Stocks & Other Equity Interests–0.03%
Casinos & Gaming–0.02%
Codere New Topco S.A. (Luxembourg)(d)	3,393	136,942
Codere Online Luxembourg S.A., Wts., expiring 10/15/2034 (Spain)(d)(e)(f)	5	3
		136,945
Integrated Telecommunication Services–0.01%
Altice France S.A., Class 3 (France)	4,091	79,691
Total Common Stocks & Other Equity Interests (Cost $245,097)		216,636
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–0.03%
Movies & Entertainment–0.03%
Discovery Global Holdings, Inc., 5.05%, 03/15/2042 (Cost $205,530)	$300,000	$209,250
Shares
Money Market Funds–0.86%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(b)(g)	2,630,495	2,630,495
Invesco Treasury Portfolio, Institutional Class, 3.63%(b)(g)	4,892,930	4,892,930
Total Money Market Funds (Cost $7,523,425)		7,523,425
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.34% (Cost $836,714,618)		866,366,788
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.58%
Invesco Private Government Fund, 3.69%(b)(g)(h)	3,833,270	3,833,270
Invesco Private Prime Fund, 3.82%(b)(g)(h)	9,958,698	9,959,693
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,792,957)		13,792,963
TOTAL INVESTMENTS IN SECURITIES–100.92% (Cost $850,507,575)		880,159,751
OTHER ASSETS LESS LIABILITIES—(0.92)%		(7,984,954)
NET ASSETS–100.00%		$872,174,797
Investment Abbreviations:
ETF	– Exchange-Traded Fund
Wts.	– Warrants
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Invesco Core Fixed Income ETF	$174,551,700	$170,455,600	$(21,404,535)	$(7,707,777)	$(406,465)	$315,488,523	$6,170,410
Invesco High Yield Systematic Bond ETF	76,024,438	71,738,146	(5,055,186)	(2,258,397)	(136,303)	140,312,698	5,186,287
Invesco MSCI EAFE Income Advantage ETF	77,586,400	10,608,690	(11,674,040)	4,347,130	578,320	81,446,500	5,023,928
Invesco QQQ Income Advantage ETF	98,119,800	9,528,240	(13,045,585)	320,050	1,252,345	96,174,850	7,494,298
Invesco S&P 500 Equal Weight Income Advantage ETF	212,625,825	-	(23,963,933)	12,103,695	376,193	201,141,780	14,339,635
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	5,262,876	54,115,971	(56,748,352)	-	-	2,630,495	93,781
Invesco Treasury Portfolio, Institutional Class	9,781,636	100,501,089	(105,389,795)	-	-	4,892,930	173,097
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$12,208,049	$159,173,135	$(167,547,914)	$-	$-	$3,833,270	$204,262*
Invesco Private Prime Fund	32,806,452	340,867,855	(363,710,509)	95	(4,200)	9,959,693	563,332*
Total	$698,967,176	$916,988,726	$(768,539,849)	$6,804,796	$1,659,890	$855,880,739	$39,249,030

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2026 represented less than 1% of the Fund’s Net Assets.

(f)	Non-income producing security.
(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini Russell 2000 Index	29	September-2026	$4,260,100	$(6,111)	$(6,111)
E-Mini S&P 500 Index	17	September-2026	6,391,362	51,402	51,402
EURO STOXX 50 Index	100	September-2026	7,349,024	116,741	116,741
FTSE 100 Index	80	September-2026	11,714,649	380,483	380,483
MSCI Emerging Markets Index	233	September-2026	19,132,795	(1,547,049)	(1,547,049)
Tokyo Stock Price Index	54	September-2026	13,530,122	323,952	323,952
Subtotal				(680,582)	(680,582)
Interest Rate Risk
Long Gilt	245	September-2026	28,558,904	(608,652)	(608,652)
U.S. Treasury Long Bonds	206	September-2026	22,312,375	(884,337)	(884,337)
Subtotal				(1,492,989)	(1,492,989)
Subtotal—Long Futures Contracts				(2,173,571)	(2,173,571)
Short Futures Contracts
Interest Rate Risk
Euro-Bund	62	September-2026	(8,891,154)	95,639	95,639
Total Futures Contracts				$(2,077,932)	$(2,077,932)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
10/28/2026	State Street Bank & Trust Co.	EUR	65,000	USD	74,460	$(746)

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$848,195,391	$—	$—	$848,195,391
U.S. Treasury Securities	—	10,222,086	—	10,222,086
Common Stocks & Other Equity Interests	—	79,691	136,945	216,636
U.S. Dollar Denominated Bonds & Notes	—	209,250	—	209,250
Money Market Funds	7,523,425	13,792,963	—	21,316,388
Total Investments in Securities	855,718,816	24,303,990	136,945	880,159,751
Other Investments - Assets*
Investments Matured	—	—	0	0
Futures Contracts	968,217	—	—	968,217
	968,217	—	0	968,217
Other Investments - Liabilities*
Futures Contracts	(3,046,149)	—	—	(3,046,149)
Forward Foreign Currency Contracts	—	(746)	—	(746)
	(3,046,149)	(746)	—	(3,046,895)
Total Other Investments	(2,077,932)	(746)	—	(2,078,678)
Total Investments	$853,640,884	$24,303,244	$136,945	$878,081,073

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured is shown at value.
Invesco Multi-Asset Income Fund